Wilshire International Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 79.0%		Shares		Value
Australia - 1.0%
Aurelia Metals Ltd. (a)		263,176		$43,703
Aussie Broadband Ltd.		8,195		31,502
Bravura Solutions Ltd.		18,815		31,451
Catalyst Metals Ltd. (a)		15,619		82,059
Data#3 Ltd.		9,635		58,730
Emeco Holdings Ltd. (a)		53,257		44,928
Helia Group Ltd.		6,679		25,605
Inghams Group Ltd.		24,274		40,716
IRESS Ltd.		20,144		117,383
JB Hi-Fi Ltd.		578		44,289
Metals X Ltd. (a)		103,636		53,661
Monadelphous Group Ltd.		18,655		278,627
Nanosonics Ltd. (a)		9,457		26,373
Netwealth Group Ltd.		2,081		40,514
Northern Star Resources Ltd.		6,282		99,074
NRW Holdings Ltd.		25,874		79,527
Perenti Ltd.		167,281		311,170
Perseus Mining Ltd.		86,781		282,934
Qantas Airways Ltd.		28,477		206,487
Ramelius Resources Ltd.		63,558		164,082
Regis Healthcare Ltd.		7,121		28,545
Tabcorp Holdings Ltd.		49,368		33,617
Technology One Ltd.		8,034		204,942
Westgold Resources Ltd.		15,519		46,302
				2,376,221

Austria - 0.3%
ANDRITZ AG		878		61,957
BAWAG Group AG (b)		193		25,505
Erste Group Bank AG		1,529		149,469
Palfinger AG		597		24,749
Porr AG		5,616		188,186
Vienna Insurance Group AG Wiener Versicherung Gruppe		4,626		255,280
				705,146

Belgium - 0.5%
Colruyt Group N.V		1,142		45,042
Deme Group NV		1,272		185,582
Fagron		1,009		23,453
KBC Group NV		1,107		132,684
Melexis NV		288		23,016
Titan SA		3,797		154,970
UCB SA		2,225		615,590
				1,180,337

Bermuda - 0.5%
Arch Capital Group Ltd.		11,601		1,052,559

Brazil - 1.3%
Ambev SA		196,100		444,723
Banco Bradesco SA		6,000		17,158
Banco do Brasil SA		98,100		405,505
C&A MODAS SA		31,500		96,532
Cia De Sanena Do Parana		33,600		233,459
Marcopolo SA		68,000		95,185
NU Holdings Ltd. - Class A (a)		80,812		1,293,800
StoneCo Ltd. - Class A (a)		5,218		98,673
TIM SA		27,400		120,880
Vale SA		23,500		254,240
XP, Inc. - Class A		1,972		37,054
				3,097,209

Britain - 0.2%
Convatec Group PLC (b)		29,685		92,721
Howden Joinery Group PLC		4,324		49,483
Ip Group PLC (a)		86,843		62,800
Rightmove PLC		23,804		227,035
				432,039

Canada - 5.1%
AGF Management Ltd. - Class B		4,754		49,634
Agnico Eagle Mines Ltd.		2,100		353,697
Alamos Gold, Inc. - Class A		6,500		226,568
Allied Gold Corp. (a)		2,724		47,602
ARC Resources Ltd.		9,300		169,601
Aritzia, Inc. (a)		2,626		158,839
AtkinsRealis Group, Inc.		1,300		93,822
Barrick Mining Corp.		10,300		338,301
Bausch Health Cos., Inc. (a)		7,620		49,059
BRP, Inc.		375		22,801
Cameco Corp.		1,600		134,282
Canadian Imperial Bank of Commerce		700		55,937
Canadian Natural Resources Ltd.		25,652		820,230
Canadian Pacific Kansas City Ltd.		14,782		1,101,111
Celestica, Inc. (a)		1,500		369,120
CES Energy Solutions Corp.		3,310		22,333
Cogeco, Inc.		1,392		60,483
Colliers International Group, Inc.		665		104,005
Definity Financial Corp.		1,908		98,067
Docebo, Inc. (a)		686		18,716
Extendicare, Inc.		19,211		205,265
Fairfax Financial Holdings Ltd.		100		174,952
Finning International, Inc.		2,401		111,536
First Quantum Minerals Ltd. (a)		7,500		169,649
Fortuna Mining Corp. (a)		10,234		91,626
George Weston Ltd.		1,050		64,047
Gildan Activewear, Inc.		5,200		300,410
Hudbay Minerals, Inc.		6,388		96,759
iA Financial Corp., Inc.		1,700		193,282
IAMGOLD Corp. (a)		15,261		197,164
IGM Financial, Inc.		2,600		94,644
Kinaxis, Inc. (a)		300		38,726
Kinross Gold Corp.		14,000		347,460
Linamar Corp.		1,998		107,157
Loblaw Cos. Ltd.		400		15,472
Lundin Gold, Inc.		1,500		97,187
Lundin Mining Corp.		22,200		331,158
Magna International, Inc.		5,495		260,353
Magna International, Inc.		20,545		973,441
MDA Space Ltd. (a)		3,073		76,532
New Gold, Inc. (a)		11,290		80,880
OceanaGold Corp.		7,334		156,566
Pan American Silver Corp.		12,900		499,890
Parex Resources, Inc.		11,713		153,093
Precision Drilling Corp. (a)		801		45,112
Quebecor, Inc. - Class B		1,975		62,186
Royal Bank of Canada		2,700		397,948
Shopify, Inc. - Class A (a)		3,700		549,696
Silvercorp Metals, Inc.		10,589		66,804
Stantec, Inc.		2,700		291,186
Tamarack Valley Energy Ltd.		5,865		25,496
Torex Gold Resources, Inc. (a)		2,390		99,330
Total Energy Services, Inc.		7,757		80,262
Transcontinental, Inc. - Class A		11,263		159,189
Waste Connections, Inc.		3,812		670,150
Wesdome Gold Mines Ltd. (a)		4,585		71,425
Wheaton Precious Metals Corp.		600		67,144
WSP Global, Inc.		1,500		294,783
				12,012,168

Cayman Islands - 0.1%
Zhen Ding Technology Holding Ltd.		41,000		224,828

Chile - 0.1%
Empresa Nacional de Telecomunicaciones SA		5,769		20,342
Engie Energia Chile SA		29,954		43,306
Falabella SA		16,553		98,137
				161,785

China - 5.6%
361 Degrees International Ltd.		57,000		45,853
3SBio, Inc. (b)		14,500		56,053
AAC Technologies Holdings, Inc.		27,500		161,931
Alibaba Group Holding Ltd.		69,984		1,568,746
ANE Cayman, Inc. (c)		61,000		79,484
Anker Innovations Technology Co. Ltd. - Class A		700		11,932
Atour Lifestyle Holdings Ltd. - ADR		2,223		83,563
Baidu, Inc. - ADR (a)		3,345		440,771
Baidu, Inc. - Class A (a)		15,550		257,725
Bank of Chengdu Co. Ltd. - Class A		8,200		19,882
Bank of Hangzhou Co. Ltd. - Class A		11,252		24,138
Bank of Jiangsu Co. Ltd. - Class A		34,000		47,888
Beijing Enlight Media Co. Ltd. - Class A		9,900		26,942
Bilibili, Inc. - Class Z (a)		1,380		39,125
BOE Technology Group Co. Ltd. - Class A		71,700		41,931
BYD Co. Ltd. - Class H		10,500		148,909
Chervon Holdings Ltd.		8,600		23,539
China Construction Bank Corp. - Class H		80,000		76,988
China Hongqiao Group Ltd.		6,000		20,403
China Life Insurance Co. Ltd. - Class A		4,400		24,482
China Merchants Bank Co. Ltd. - Class H		81,000		487,302
China Oilfield Services Ltd. - Class H		8,000		6,869
China Pacific Insurance Group Co. Ltd. - Class A		14,900		73,589
China Pacific Insurance Group Co. Ltd. - Class H		18,600		73,938
China XLX Fertiliser Ltd.		37,000		37,736
CMOC Group Ltd. - Class A		37,400		82,544
CMOC Group Ltd. - Class H		51,000		103,100
COSCO SHIPPING Holdings Co. Ltd. - Class A		22,900		46,126
COSCO SHIPPING Holdings Co. Ltd. - Class H		94,500		146,967
Country Garden Services Holdings Co. Ltd.		27,000		22,961
Dongyue Group Ltd.		30,000		46,821
Eastroc Beverage Group Co. Ltd.		1,100		46,952
Eoptolink Technology, Inc. Ltd.		1,400		72,767
FinVolution Group - ADR		9,653		71,143
Foxconn Industrial Internet Co. Ltd. - Class A		28,800		269,315
Fufeng Group Ltd.		126,000		141,987
Great Wall Motor Co. Ltd. - Class H		6,000		12,957
Greentown Service Group Co. Ltd.		38,000		24,465
Haier Smart Home Co. Ltd.		13,600		48,271
Haier Smart Home Co. Ltd. - Class H		334,404		1,091,304
Hansoh Pharmaceutical Group Co. Ltd. (b)		30,000		139,250
Huizhou Desay Sv Automotive Co. Ltd. - Class A		800		16,980
IEIT Systems Co. Ltd.		2,900		30,382
Industrial & Commercial Bank of China Ltd. - Class H		9,000		6,645
Innovent Biologics, Inc. (a)(b)		8,500		105,850
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A		12,900		129,266
Jinan Acetate Chemical Co. Ltd.		10,000		20,694
JNBY Design Ltd.		45,500		107,222
Kinetic Development Group Ltd.		240,000		40,431
Kingsoft Corp. Ltd.		11,200		49,935
Lenovo Group Ltd.		86,000		127,868
LexinFintech Holdings Ltd. - ADR		10,674		56,892
Li Auto, Inc. - Class A (a)		6,200		78,932
Lonking Holdings Ltd.		413,000		158,301
Luxshare Precision Industry Co. Ltd. - Class A		14,000		127,439
Meitu, Inc. (b)		31,500		37,575
Muyuan Foods Co. Ltd. - Class A		10,400		77,420
NetEase, Inc.		6,300		191,544
New Oriental Education & Technology Group, Inc. (a)		5,800		31,121
Newborn Town, Inc. (a)		44,000		73,915
Onewo, Inc. - Class H		11,300		35,409
PetroChina Co. Ltd. - Class H		24,000		21,837
Ping An Insurance Group Co. of China Ltd. - Class H		12,500		85,061
Pop Mart International Group Ltd. (b)		4,400		150,458
Qifu Technology, Inc. - ADR		2,071		59,603
Seres Group Co. Ltd. - Class A		8,800		211,975
SF Holding Co. Ltd. - Class A		5,700		32,333
Shandong Nanshan Aluminum Co. Ltd. - Class A		23,000		12,803
Shanghai Chicmax Cosmetic Co. Ltd. - Class H		4,400		54,555
Shanghai Rural Commercial Bank Co. Ltd. - Class A		19,100		21,951
Shanjin International Gold Co. Ltd. - Class A		5,500		17,679
Shenzhen Inovance Technology Co. Ltd. - Class A		2,100		24,755
Simcere Pharmaceutical Group Ltd. (b)		21,000		34,061
Tencent Holdings Ltd.		30,580		2,605,287
Tongcheng Travel Holdings Ltd.		17,200		50,679
Weichai Power Co. Ltd. - Class A		5,712		11,238
Weichai Power Co. Ltd. - Class H		235,000		421,501
Western Mining Co. Ltd. - Class A		4,700		14,477
WuXi AppTec Co. Ltd. - Class A		24,060		376,457
WuXi AppTec Co. Ltd. - Class H (b)		12,300		188,063
XD, Inc.		9,000		94,412
Xiaomi Corp. - Class B (a)(b)		15,800		110,013
Yangzijiang Shipbuilding Holdings Ltd.		141,500		370,775
Yealink Network Technology Corp. Ltd. - Class A		2,500		12,993
Yutong Bus Co. Ltd. - Class A		4,200		16,053
Zai Lab Ltd. - ADR (a)		1,193		40,431
Zhejiang China Commodities City Group Co. Ltd. - Class A		31,400		81,775
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(b)		14,100		120,311
Zhejiang NHU Co. Ltd. - Class A		6,700		22,440
Zhongjin Gold Corp. Ltd. - Class A		22,000		68,006
Zijin Mining Group Co. Ltd. - Class A		7,600		31,336
Zijin Mining Group Co. Ltd. - Class H		20,000		83,896
				13,197,684

Czech Republic - 0.0%(d)
Komercni Banka AS		866		43,464

Denmark - 1.6%
ALK-Abello AS (a)		7,295		239,734
AP Moller - Maersk A/S - Class B		57		111,780
AP Moller - Maersk AS - Class A		167		326,933
D/S Norden AS		582		21,140
Danske Bank AS		21,926		936,931
Dfds AS (a)		2,159		32,864
Genmab AS (a)		912		281,124
H Lundbeck AS		16,291		118,324
Novo Nordisk AS		16,787		926,570
Per Aarsleff Holding AS		2,226		240,155
Vestas Wind Systems AS		20,455		396,985
				3,632,540

Egypt - 0.0%(d)
Telecom Egypt Co.		31,065		33,110

Finland - 0.6%
Incap Oyj (a)		1,970		22,872
Nokia Oyj		91,416		438,033
Nokia Oyj - ADR		1,452		6,984
Nordea Bank Abp		25,248		415,621
Orion Oyj - Class B		6,379		488,622
QT Group Oyj (a)		401		21,557
Wartsila OYJ Abp		1,129		33,810
				1,427,499

France - 4.3%
Accor SA		6,982		330,773
Airbus SE		1,023		239,143
Amundi SA (b)		10,151		808,439
Arkema SA		13,124		832,933
Bouygues SA		6,206		280,315
Catana Group		7,092		26,871
Cie Generale des Etablissements Michelin SCA		29,803		1,070,506
Eiffage SA		762		98,006
Elis SA		3,652		105,641
Engie SA		975		20,914
Gaztransport Et Technigaz SA		1,214		224,506
Jacquet Metals SACA		834		18,603
Kaufman & Broad SA		564		19,731
Mersen SA		1,746		51,747
Pluxee NV		2,043		36,376
Pullup Entertainment (a)		925		26,624
Renault SA		2,698		111,114
Rexel SA		31,090		1,026,616
Rubis SCA		5,892		220,294
Safran SA		6,086		2,155,306
Sanofi SA		8,975		848,357
Schneider Electric SE		128		36,135
Societe Generale SA		1,790		119,063
Technip Energies NV		3,559		167,533
Teleperformance SE		13,377		997,264
Thales SA		139		43,560
Valeo SE		2,898		35,714
Vinci SA		876		121,973
				10,074,057

Germany - 6.5%
Allianz SE		64		26,902
Atoss Software SE		1,789		231,135
Aumovio SE (a)		3,532		145,634
BASF SE		27,241		1,357,801
Bayer AG		23,846		790,650
Cewe Stiftung & Co. KGAA		531		62,323
Commerzbank AG		3,176		119,627
Continental AG		7,064		465,724
Daimler Truck Holding AG		29,273		1,206,192
Deutsche Boerse AG		2,672		716,075
Deutsche Telekom AG		19,012		647,751
Elmos Semiconductor SE		264		25,434
Evonik Industries AG		10,588		183,904
Fresenius Medical Care AG		17,924		940,505
Friedrich Vorwerk Group SE		297		28,564
Hannover Rueck SE		51		15,381
Hornbach Holding AG & Co. KGaA		1,354		155,933
IONOS Group SE (a)		3,201		149,449
KION Group AG		664		44,884
Knorr-Bremse AG		662		62,167
Krones AG		292		42,558
LEG Immobilien SE		734		58,353
MBB SE		219		44,047
Mercedes-Benz Group AG		2,693		169,209
MTU Aero Engines AG		1,243		570,504
Rheinmetall AG		402		935,802
SAP SE		6,046		1,620,886
Schaeffler AG		4,220		28,150
Scout24 SE (b)		390		48,830
Siemens Energy AG (a)		27,225		3,183,370
SUSS MicroTec SE		992		35,385
Talanx AG		3,510		466,705
thyssenkrupp AG		4,842		66,407
TUI AG (a)		8,362		76,170
Vonovia SE		15,664		488,880
				15,211,291

Greece - 0.1%
Alpha Bank SA		4,216		17,977
FF Group (a)(c)		2,880		0
JUMBO SA		1,009		34,575
National Bank of Greece SA		1,089		15,862
OPAP SA		3,175		74,096
StealthGas, Inc. (a)		5,535		36,254
				178,764

Hong Kong - 1.9%
AIA Group Ltd.		26,600		254,967
Bank of East Asia Ltd.		134,200		208,919
BOC Hong Kong Holdings Ltd.		119,500		561,771
BOE Varitronix Ltd.		47,000		33,822
China Foods Ltd.		268,000		151,974
China Overseas Land & Investment Ltd.		500,339		924,657
China Overseas Property Holdings Ltd.		45,000		29,192
China Taiping Insurance Holdings Co. Ltd.		8,000		15,679
Dah Sing Banking Group Ltd.		86,400		108,933
Dah Sing Financial Holdings Ltd.		12,800		55,854
First Pacific Co. Ltd.		182,000		152,656
Galaxy Entertainment Group Ltd.		224,000		1,235,879
Geely Automobile Holdings Ltd.		114,000		286,630
HKT Trust & HKT Ltd.		49,000		72,537
JS Global Lifestyle Co. Ltd. (a)(b)		219,000		52,345
SITC International Holdings Co. Ltd.		35,000		134,832
Stella International Holdings Ltd.		17,000		33,587
TCL Electronics Holdings Ltd.		19,000		25,673
Wasion Holdings Ltd.		26,000		42,395
Wharf Real Estate Investment Co. Ltd.		3,000		8,871
				4,391,173

Hungary - 0.2%
Magyar Telekom Telecommunications PLC		35,637		190,307
OTP Bank Nyrt		4,012		347,472
				537,779

India - 1.9%
Acutaas Chemicals Ltd.		2,868		42,574
Affle 3i Ltd. (a)		2,427		53,247
Ajanta Pharma Ltd.		3,614		97,953
Artemis Medicare Services Ltd.		8,055		21,248
AU Small Finance Bank Ltd. (b)		1,405		11,583
Bharat Petroleum Corp. Ltd.		21,243		81,277
Can Fin Homes Ltd.		2,578		22,164
Canara Bank		21,726		30,276
Caplin Point Laboratories Ltd.		1,536		34,007
CMS Info Systems Ltd.		8,938		37,580
Coforge Ltd.		1,618		29,033
Emcure Pharmaceuticals Ltd.		2,313		33,655
Epigral Ltd.		2,158		41,121
Force Motors Ltd.		767		145,218
GE Vernova T&D India Ltd.		756		25,210
GHCL Ltd.		3,524		24,021
Glenmark Pharmaceuticals Ltd.		4,501		99,116
Godawari Power and Ispat Ltd.		31,516		86,915
Gujarat State Petronet Ltd.		4,532		15,802
Gulf Oil Lubricants India Ltd.		1,556		21,213
Hero MotoCorp Ltd.		2,342		144,389
ICICI Bank Ltd. - ADR		30,201		912,976
ICICI Bank Ltd.		33,951		514,976
Indegene Ltd.		16,643		105,169
IndiaMart InterMesh Ltd. (b)		2,013		53,431
Indian Metals & Ferro Alloys Ltd.		4,412		55,069
Indraprastha Medical Corp. Ltd.		5,309		26,704
InterGlobe Aviation Ltd. (b)		3,352		211,257
International Gemmological Institute India Ltd.		15,181		59,001
Ipca Laboratories Ltd.		1,688		25,478
J Kumar Infraprojects Ltd.		4,142		29,716
Jupiter Life Line Hospitals Ltd.		1,284		22,005
Kalyan Jewellers India Ltd.		7,017		35,915
Karur Vysya Bank Ltd.		9,686		23,013
Kaveri Seed Co. Ltd.		7,549		89,723
KPIT Technologies Ltd.		1,756		21,705
LT Foods Ltd.		4,801		21,937
Lupin Ltd.		6,838		147,549
Manappuram Finance Ltd.		21,817		69,014
Narayana Hrudayalaya Ltd.		2,064		40,401
National Aluminium Co. Ltd.		10,699		25,820
Nava Ltd.		16,476		120,846
NESCO Ltd.		8,026		118,619
NMDC Ltd.		82,775		71,195
One 97 Communications Ltd. (a)		2,264		28,664
PG Electroplast Ltd.		4,975		28,151
Procter & Gamble Health Ltd.		1,010		71,748
SAI Life Sciences Ltd. (a)(b)		15,371		149,144
Sarda Energy & Minerals Ltd.		8,699		52,860
Solar Industries India Ltd.		173		25,969
Tips Music Ltd.		6,988		46,234
Union Bank of India Ltd.		48,941		76,365
UPL Ltd.		5,016		37,054
Websol Energy System Ltd. (a)		1,586		22,069
				4,437,379

Indonesia - 0.3%
Adaro Andalan Indonesia PT (a)		51,900		23,189
Aneka Tambang Tbk		222,100		42,264
Bank Rakyat Indonesia Persero Tbk PT		1,909,300		446,299
Ciputra Development Tbk PT		1,021,000		57,321
Elnusa Tbk PT		1,259,800		37,293
Pakuwon Jati Tbk PT		2,993,000		67,872
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT		254,400		20,738
Triputra Agro Persada PT		733,300		75,700
				770,676

Ireland - 0.8%
Bank of Ireland Group PLC		68,065		1,126,719
Cairn Homes PLC		22,962		51,994
Experian PLC		14,832		746,973
Greencore Group PLC		7,709		23,691
PDD Holdings, Inc. - ADR (a)		269		35,554
				1,984,931

Israel - 0.5%
Ashdod Refinery Ltd. (a)		826		13,972
Camtek Ltd./Israel (a)(e)		611		64,186
El Al Israel Airlines (a)		12,716		57,997
Harel Insurance Investments & Financial Services Ltd.		983		33,135
Ituran Location and Control Ltd.		2,317		82,763
Monday.com Ltd. (a)		3,342		647,312
Oddity Tech Ltd. - Class A (a)		2,485		154,815
SimilarWeb Ltd. (a)		5,172		48,100
Tower Semiconductor Ltd. (a)		1,133		81,916
				1,184,196

Italy - 2.0%
Banca Monte dei Paschi di Siena SpA		13,944		123,812
Banco BPM SpA		14,627		219,040
Buzzi SpA		3,955		217,694
CIR SpA-Compagnie Industriali (a)		29,998		23,027
Enel SpA		89,779		851,505
Ferrari NV		1,838		889,874
Fincantieri SpA (a)		3,774		99,147
FinecoBank Banca Fineco SpA		12,589		272,710
Intesa Sanpaolo SpA		125,430		829,485
Iren SpA		10,972		33,930
Iveco Group NV		11,696		253,475
Lottomatica Group Spa		3,696		99,880
OVS SpA (b)		5,501		27,095
Prysmian SpA		1,754		175,197
Recordati Industria Chimica e Farmaceutica SpA		199		12,088
Reply SpA		363		51,676
UniCredit SpA		6,622		502,768
Webuild SpA		11,160		46,423
				4,728,826

Japan - 11.2%
77 Bank Ltd.		1,700		70,889
Advantest Corp.		1,300		129,975
Aica Kogyo Co. Ltd.		6,300		158,586
Aiful Corp.		8,500		28,629
Aisin Corp.		13,400		231,480
Asics Corp.		5,800		151,441
Astellas Pharma, Inc.		24,800		270,472
BayCurrent, Inc.		1,000		58,715
B-Lot Co. Ltd.		3,400		43,032
Change Holdings, Inc.		4,600		35,434
Charm Care Corp. KK		4,000		30,460
Chiyoda Co. Ltd.		2,700		21,927
Chiyoda Corp. (a)		41,300		109,557
Chubu Shiryo Co. Ltd.		4,700		55,007
Chugoku Electric Power Co., Inc.		18,300		104,417
Concordia Financial Group Ltd.		32,700		250,838
Credit Saison Co. Ltd.		3,400		90,607
Cyberagent, Inc.		1,900		22,766
Cybozu, Inc.		7,100		163,441
Daifuku Co. Ltd.		8,300		265,499
Daihen Corp.		1,000		55,498
Daiichi Sankyo Co. Ltd.		16,000		358,118
Daikin Industries Ltd.		6,500		747,838
Daito Trust Construction Co. Ltd.		7,500		164,502
DeNA Co. Ltd.		2,400		37,711
Earth Corp.		1,100		38,392
Ebara Corp.		2,100		47,876
Electric Power Development Co. Ltd.		1,900		35,667
euglena Co. Ltd. (a)		7,100		22,015
Ferrotec Corp.		4,800		130,138
Foster Electric Co. Ltd.		5,400		85,163
Fujikura Ltd.		900		87,501
Fujita Kanko, Inc.		1,500		106,217
Fukuoka Financial Group, Inc.		13,100		392,266
Glory Ltd.		17,100		423,071
Greens Co. Ltd.		3,700		61,742
grems, Inc.		2,200		36,292
GS Yuasa Corp.		2,400		56,682
H2O Retailing Corp.		2,000		29,315
Hachijuni Bank Ltd.		8,900		92,799
Hagihara Industries, Inc.		2,400		27,740
Hakuhodo DY Holdings, Inc.		2,900		23,289
Hamakyorex Co. Ltd.		5,700		60,476
Hitachi Ltd.		13,200		346,632
Hokuhoku Financial Group, Inc.		1,700		44,647
Hokuriku Electric Power Co.		6,900		39,403
Hyakugo Bank Ltd.		22,000		136,411
Inpex Corp.		4,400		79,138
Insource Co. Ltd.		3,600		23,371
Intermestic, Inc.		5,200		97,124
Isetan Mitsukoshi Holdings Ltd.		1,400		25,830
J Trust Co. Ltd.		19,900		59,752
Japan Airlines Co. Ltd.		34,500		696,801
Japan Communications, Inc. (a)		32,000		31,526
Japan Material Co. Ltd.		8,900		109,587
JINS Holdings, Inc.		1,100		68,088
JTEKT Corp.		2,600		25,787
Juroku Financial Group, Inc.		2,400		89,445
Kaneka Corp.		3,000		85,397
Kansai Electric Power Co., Inc.		1,800		25,782
Komatsu Ltd.		18,795		653,998
Konami Group Corp.		3,300		476,170
Konica Minolta, Inc.		24,800		88,305
Kyoto Financial Group, Inc.		1,500		31,848
Lacto Japan Co. Ltd.		5,000		140,914
Leopalace21 Corp.		15,200		73,291
Lintec Corp.		1,500		36,849
LY Corp.		45,400		146,409
Management Solutions Co. Ltd.		2,200		21,888
Maruha Nichiro Corp.		2,000		46,370
Mazda Motor Corp.		10,800		79,097
MIMAKI ENGINEERING CO Ltd.		4,000		47,678
MINEBEA MITSUMI, Inc.		41,000		770,936
Mitsubishi Heavy Industries Ltd.		70,400		1,839,553
Mitsubishi Motors Corp.		18,200		49,306
Mitsubishi Research Institute, Inc.		400		13,997
Mitsubishi UFJ Financial Group, Inc.		13,500		213,859
Mitsuuroko Group Holdings Co. Ltd.		1,600		24,832
Mizuho Financial Group, Inc.		2,300		76,981
MS&AD Insurance Group Holdings, Inc.		10,100		229,136
Murata Manufacturing Co. Ltd.		50,500		958,359
Nagase & Co. Ltd.		1,700		36,759
Namura Shipbuilding Co. Ltd.		1,800		41,406
Nankai Electric Railway Co. Ltd.		6,600		124,402
NexTone, Inc. (a)		3,800		56,981
NGK Insulators Ltd.		8,400		140,651
NIDEC CORP		9,200		163,398
Nintendo Co. Ltd.		15,300		1,310,695
Nippn Corp.		1,400		21,941
Nippon Chemical Industrial Co. Ltd.		1,200		23,110
Nippon Light Metal Holdings Co. Ltd.		10,400		147,469
Nippon Paper Industries Co. Ltd.		18,500		152,600
Nippon Sheet Glass Co. Ltd. (a)		21,200		72,959
Nippon Shinyaku Co. Ltd.		1,800		40,511
Nippon Yusen KK		5,500		187,650
Nipro Corp.		4,800		48,823
Nishi-Nippon Railroad Co. Ltd.		10,600		167,590
NSK Ltd.		17,200		89,094
NTN Corp.		64,800		149,627
Obayashi Corp.		17,000		278,946
Oita Bank Ltd.		2,300		79,913
Oki Electric Industry Co. Ltd.		24,200		263,327
Olympus Corp.		74,500		943,892
Open House Group Co. Ltd.		900		46,603
Otsuka Holdings Co. Ltd.		12,300		657,115
Persol Holdings Co. Ltd.		23,600		43,071
PHC Holdings Corp.		8,000		52,874
PIA Corp. (a)		4,300		100,772
Resona Holdings, Inc.		61,900		630,140
Ricoh Co. Ltd.		2,400		21,167
Sac's Bar Holdings, Inc.		3,800		20,259
Sakata INX Corp.		8,900		139,886
San ju San Financial Group, Inc.		3,800		92,733
Sanko Gosei Ltd.		7,400		43,283
Sanrio Co. Ltd.		4,700		220,111
Sanyo Shokai Ltd.		3,600		84,513
Sato Corp.		8,100		124,118
SBI Holdings, Inc.		3,000		130,246
SCREEN Holdings Co. Ltd.		2,700		244,468
Seibu Holdings, Inc.		1,400		50,645
Seiko Group Corp.		1,500		66,074
Shiga Bank Ltd.		1,800		82,398
Showa Sangyo Co. Ltd.		8,500		175,321
Siix Corp.		12,700		116,401
Subaru Corp.		8,900		182,401
Sumitomo Electric Industries Ltd.		16,200		460,256
Sumitomo Mitsui Financial Group, Inc.		15,200		425,500
Sumitomo Mitsui Trust Group, Inc.		2,200		63,833
Suntory Beverage & Food Ltd.		30,200		944,784
T&D Holdings, Inc.		5,300		129,528
Takeda Pharmaceutical Co. Ltd.		7,800		227,711
TDK Corp.		78,100		1,129,801
Toei Co. Ltd.		700		25,458
Tokai Carbon Co. Ltd.		5,300		36,875
Tokio Marine Holdings, Inc.		2,500		105,764
Tokyo Century Corp.		1,800		22,939
Tokyu Fudosan Holdings Corp.		4,600		38,121
Toray Industries, Inc.		36,200		230,965
Toyobo Co. Ltd.		16,500		126,695
Toyoda Gosei Co. Ltd.		5,800		144,164
Toyota Boshoku Corp.		2,600		43,076
Toyota Tsusho Corp.		14,300		395,572
Traders Holdings Co. Ltd.		5,400		34,541
Workman Co. Ltd.		2,400		100,968
YAMABIKO Corp.		11,400		195,875
Yamaha Corp.		10,000		66,314
ZERIA Pharmaceutical Co. Ltd.		7,400		101,564
				26,334,624

Luxembourg - 0.5%
ArcelorMittal SA		32,482		1,173,823
Aroundtown SA (a)		5,644		21,641
d'Amico International Shipping SA		11,746		59,845
				1,255,309

Malaysia - 0.1%
Bumi Armada Bhd		192,800		16,032
Eco World Development Group Bhd		78,700		40,974
My EG Services Bhd		113,600		23,002
SP Setia Bhd Group		191,100		46,824
				126,832

Mexico - 0.1%
America Movil SAB de CV		102,400		107,469
Genomma Lab Internacional SAB de CV - Class B		16,600		17,422
Gentera SAB de CV		26,100		67,938
Grupo Aeroportuario del Centro Norte SAB de CV		3,500		45,174
Grupo Televisa SAB - ADR		10,756		28,933
Qualitas Controladora SAB de CV		5,200		47,413
				314,349

Netherlands - 3.0%
Adyen NV (a)(b)		661		1,060,808
Argenx SE (a)		151		110,922
ASM International NV		1,334		801,885
ASML Holding NV		409		398,761
ASML Holding NV		1,720		1,665,115
ASR Nederland NV		3,177		216,214
Corbion NV		2,633		50,845
ING Groep NV		42,733		1,113,669
Koninklijke Heijmans N.V		2,708		189,276
Koninklijke Philips NV		18,108		495,717
Randstad NV		18,905		809,777
Signify NV (b)		1,510		39,874
				6,952,863

Norway - 0.7%
Aker Solutions ASA		10,272		30,872
BW Offshore Ltd.		11,588		42,847
Equinor ASA		41,857		1,023,820
Hoegh Autoliners ASA		10,775		115,914
Norsk Hydro ASA		23,723		160,763
Norwegian Air Shuttle ASA		26,382		42,336
Odfjell SE - Class A		2,330		28,687
Sea1 offshore, Inc.		8,400		18,377
Solstad Offshore ASA (a)		4,997		27,160
Veidekke ASA		2,967		47,065
Wallenius Wilhelmsen ASA		9,633		85,711
				1,623,552

Peru - 0.0%(d)
Cia de Minas Buenaventura SAA - ADR		666		16,204
Credicorp Ltd.		346		92,133
				108,337

Philippines - 0.1%
International Container Terminal Services, Inc.		18,470		149,637
Megaworld Corp.		487,000		16,649
Robinsons Land Corp.		354,400		90,926
				257,212

Poland - 0.1%
Bank Polska Kasa Opieki SA		522		25,088
Diagnostyka SA		1,142		59,858
Enea SA		19,063		92,629
Santander Bank Polska SA		890		115,763
				293,338

Portugal - 0.2%
Galp Energia SGPS SA		5,884		111,569
Sonae SGPS SA		168,121		264,580
				376,149

Russia - 0.0%(d)
Novolipetsk Steel PJSC (a)(c)		46,050		0
PhosAgro PJSC - GDR (a)(c)		5,089		0
Sberbank of Russia PJSC (a)(c)		29,200		0
Severstal PAO (c)		608		0
Surgutneftegas PAO (a)(c)		168,940		0
Tatneft PJSC (c)		19,624		0
				0

Saudi Arabia - 0.1%
Al Babtain Power & Telecommunication Co.		5,523		85,190
Electrical Industries Co.		14,793		43,200
Riyad Bank		1,734		12,607
Sumou Real Estate Co.		2,861		30,724
				171,721

Singapore - 1.4%
DBS Group Holdings Ltd.		9,800		388,128
Food Empire Holdings Ltd.		19,100		36,788
Sea Ltd. - ADR (a)		15,245		2,724,739
Seatrium Ltd.		17,700		32,577
UOL Group Ltd.		30,600		185,253
				3,367,485

South Africa - 0.4%
AVI Ltd.		22,641		129,772
DRDGOLD Ltd. - ADR		1,608		44,381
Gold Fields Ltd.		3,983		168,940
Investec Ltd.		27,195		201,919
Netcare Ltd.		29,359		23,892
Omnia Holdings Ltd.		9,920		41,144
Sasol Ltd. (a)		4,579		28,581
Standard Bank Group Ltd.		20,702		283,552
Telkom SA SOC Ltd.		10,424		30,850
				953,031

South Korea - 2.8%
BNK Financial Group, Inc.		7,894		81,928
Cafe24 Corp. (a)		776		22,953
CJ Logistics Corp.		326		19,547
Daewoong Co. Ltd.		1,210		18,994
DB HiTek Co. Ltd.		1,140		46,415
DB Insurance Co. Ltd.		1,507		148,273
Dongjin Semichem Co. Ltd.		1,761		52,038
ENF Technology Co. Ltd.		985		39,281
Han Kuk Carbon Co. Ltd.		4,148		96,701
Hankook Tire & Technology Co. Ltd.		2,166		59,443
Hansol Chemical Co. Ltd.		299		44,669
Hanwha Life Insurance Co. Ltd. (a)		9,023		20,274
HD Hyundai Co. Ltd.		1,393		154,607
HD Hyundai Heavy Industries Co. Ltd.		244		89,744
HD HYUNDAI MIPO		139		20,185
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.		1,082		318,295
HMM Co. Ltd.		8,353		119,105
Hyundai Glovis Co. Ltd.		1,226		144,978
Iljin Electric Co. Ltd.		978		24,684
IsuPetasys Co. Ltd.		514		26,381
JB Financial Group Co. Ltd.		13,775		225,183
Jusung Engineering Co. Ltd.		1,618		35,797
KakaoBank Corp.		5,295		90,212
KB Financial Group, Inc.		3,170		261,803
KCC Corp.		257		70,254
Kia Corp.		2,927		210,401
KIWOOM Securities Co. Ltd.		1,701		299,755
Kolmar Korea Co. Ltd.		412		22,916
Korea Electric Terminal Co. Ltd.		1,604		70,202
Korea Investment Holdings Co. Ltd.		1,375		143,367
Korean Air Lines Co. Ltd.		980		15,945
Krafton, Inc. (a)		100		20,820
Kumho Tire Co., Inc. (a)		5,734		19,235
Kyung Dong Navien Co. Ltd.		1,417		73,481
LF Corp.		2,445		30,497
LG Corp.		2,348		121,049
LS Corp.		219		26,243
NH Investment & Securities Co. Ltd.		5,274		73,212
S-1 Corp.		3,619		216,595
Samsung Electronics Co. Ltd.		32,000		1,923,404
Shinhan Financial Group Co. Ltd.		11,400		573,317
SK Hynix, Inc.		2,012		503,066
SL Corp.		1,794		43,489
Youngone Corp.		1,195		55,345
				6,674,083

Spain - 1.5%
Acciona SA		849		171,225
ACS Actividades de Construccion y Servicios SA		3,498		279,785
Aedas Homes SA (b)		771		19,208
Aena SME SA (b)		1,000		27,399
Banco Bilbao Vizcaya Argentaria SA		42,060		809,173
Banco Santander SA		62,529		653,510
CaixaBank SA		21,023		221,347
Distribuidora Internacional de Alimentacion SA (a)		808		23,153
Endesa SA		153		4,889
Gestamp Automocion SA (b)		12,234		47,512
Grifols SA		43,366		631,367
Iberdrola SA		20,141		381,638
Prosegur Cia de Seguridad SA		18,730		64,385
Repsol SA		1,520		26,977
Unicaja Banco SA (b)		17,365		47,631
				3,409,199

Sweden - 1.8%
AcadeMedia AB (b)		4,993		51,902
Ambea AB (b)		3,570		51,560
Attendo AB (b)		30,647		229,850
Betsson AB		9,135		150,743
Camurus AB (a)		2,749		199,452
Castellum AB		2,215		25,073
Clas Ohlson AB - Class B		2,024		79,462
Hemnet Group AB		3,535		89,364
Hoist Finance AB (b)		3,862		40,960
Loomis AB		1,429		61,130
Peab AB - Class B		12,936		105,135
Saab AB		2,401		146,254
Skanska AB - Class B		10,781		280,924
Spotify Technology SA (a)		2,862		1,997,676
Swedish Orphan Biovitrum AB (a)		6,431		196,675
Tele2 AB - Class B		17,914		305,607
Telefonaktiebolaget LM Ericsson - Class B		7,029		58,305
Thule Group AB (b)		1,331		32,903
Volvo AB - Class B		679		19,581
				4,122,556

Switzerland - 2.2%
ABB Ltd.		3,493		251,754
Coca-Cola HBC AG		5,631		265,635
dormakaba Holding AG		56		51,572
International Workplace Group PLC		40,855		122,717
Julius Baer Group Ltd.		12,383		861,274
Novartis AG		5,990		770,257
Roche Holding AG		2,219		730,342
UBS Group AG		51,483		2,116,394
				5,169,945

Taiwan - 4.1%
Accton Technology Corp.		16,000		553,947
Advanced Energy Solution Holding Co. Ltd.		1,000		38,253
Advantech Co. Ltd.		1,599		16,797
Airoha Technology Corp.		3,000		51,254
Arcadyan Technology Corp.		9,000		64,963
Asia Optical Co., Inc.		24,000		125,712
Asrock, Inc.		3,000		27,328
Asustek Computer, Inc.		1,000		21,969
Azurewave Technologies, Inc.		14,000		36,035
Bizlink Holding, Inc.		1,000		33,957
Chenbro Micom Co. Ltd.		2,000		39,008
Chroma ATE, Inc.		10,000		190,868
Chunghwa Precision Test Tech Co. Ltd.		1,000		62,770
Compeq Manufacturing Co. Ltd.		23,000		55,632
CyberPower Systems, Inc.		3,000		20,636
Daxin Materials Corp.		3,000		38,799
Delta Electronics, Inc.		3,000		84,095
Depo Auto Parts Ind Co. Ltd.		36,000		156,270
Dynapack International Technology Corp.		6,000		73,878
Elite Advanced Laser Corp.		3,000		26,919
Eternal Materials Co. Ltd.		83,000		111,054
Formosa Advanced Technologies Co. Ltd.		38,000		39,667
Fortune Electric Co. Ltd.		1,210		23,154
Fositek Corp.		1,000		32,843
Fu Hua Innovation Co. Ltd.		31,400		20,575
Genesys Logic, Inc.		5,000		19,192
Genius Electronic Optical Co. Ltd.		4,000		56,035
Gold Circuit Electronics Ltd.		2,000		28,574
Hon Hai Precision Industry Co. Ltd.		87,000		619,884
ITE Technology, Inc.		21,000		92,263
Kindom Development Co. Ltd.		1,300		1,535
Kinsus Interconnect Technology Corp.		7,000		24,895
Lotes Co. Ltd.		2,000		101,719
LuxNet Corp.		5,000		35,630
Machvision, Inc.		2,000		34,540
MediaTek, Inc.		11,000		476,825
MPI Corp.		2,000		113,333
Nan Pao Resins Chemical Co. Ltd.		2,000		25,832
Pixart Imaging, Inc.		8,000		64,007
RichWave Technology Corp.		11,000		53,999
Sincere Navigation Corp.		38,000		28,847
Sinon Corp.		17,000		24,696
SinoPac Financial Holdings Co. Ltd.		79,618		65,366
Sitronix Technology Corp.		3,000		21,429
Taiwan Semiconductor Manufacturing Co. Ltd.		127,600		5,551,155
Test Research, Inc.		5,000		29,434
Tigerair Taiwan Co. Ltd.		9,000		22,738
Ton Yi Industrial Corp.		93,000		54,672
United Integrated Services Co. Ltd.		2,000		59,173
Via Technologies, Inc.		10,000		18,308
				9,570,464

Thailand - 0.4%
Amata Corp. PCL		47,900		23,849
Bangchak Corp. PCL - NVDR		37,000		35,093
Bangkok Bank PCL - NVDR		53,500		246,031
Carabao Group PCL		18,500		31,279
Com7 PCL		76,600		60,951
GFPT PCL - NVDR		67,800		20,847
Krung Thai Bank PCL - NVDR		48,900		37,442
Regional Container Lines PCL		82,300		67,352
Rojana Industrial Park PCL		363,800		54,352
SCB X PCL		71,500		281,322
Srisawad Corp. PCL		33,600		31,079
Thai Life Insurance PCL		98,200		32,155
				921,752

Turkey - 0.0%(d)
Avrupakent Gayrimenkul Yatirim Ortakligi AS		13,457		19,637
Turkiye Sinai Kalkinma Bankasi AS (a)		96,306		30,961
				50,598

United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC		29,856		118,547
Abu Dhabi Islamic Bank PJSC		33,484		198,634
Aldar Properties PJSC		79,720		205,710
Deyaar Development PJSC		175,863		47,854
Emaar Properties PJSC		47,999		170,618
First Abu Dhabi Bank PJSC		22,978		98,035
Orascom Construction PLC		5,900		51,796
Parkin Co. PJSC		15,113		22,635
				913,829

United Kingdom - 9.4%
3i Group PLC		26,322		1,451,304
Aberdeen Group PLC		77,535		206,944
Admiral Group PLC		1,444		65,287
AJ Bell PLC		4,272		31,418
Anglogold Ashanti PLC		6,969		491,524
Aon PLC - Class A		1,884		671,797
AstraZeneca PLC		8,604		1,314,289
BAE Systems PLC		88,171		2,443,204
Barclays PLC		127,668		654,656
Beazley PLC		12,203		149,289
British American Tobacco PLC		1,626		86,286
Centrica PLC		153,328		343,508
Chemring Group PLC		4,682		37,111
Cohort PLC		3,455		66,573
Compass Group PLC		24,318		828,503
Cranswick PLC		985		66,496
Currys PLC		95,322		179,345
Drax Group PLC		13,869		130,382
Dunelm Group PLC		9,401		142,140
Endeavour Mining PLC		1,944		81,250
Energean PLC		3,132		34,917
EnQuest PLC		97,873		15,382
Foresight Group Holdings Ltd.		8,257		54,438
Future PLC		3,315		29,342
Games Workshop Group PLC		1,336		261,309
Gamma Communications PLC		1,914		25,737
GSK PLC		47,897		1,029,802
Harbour Energy PLC		16,351		45,696
HSBC Holdings PLC		106,111		1,497,731
IMI PLC		7,222		223,677
Imperial Brands PLC		5,896		250,460
InterContinental Hotels Group PLC		197		23,876
J Sainsbury PLC		252,426		1,136,126
Johnson Service Group PLC		38,719		78,127
Lancashire Holdings Ltd.		4,603		41,966
Lloyds Banking Group PLC		123,437		139,045
Marks & Spencer Group PLC		23,229		114,046
Mitchells & Butlers PLC (a)		12,818		42,641
Mitie Group PLC		13,531		25,340
NatWest Group PLC		37,797		265,300
Next PLC		336		55,970
Paragon Banking Group PLC		21,834		255,568
Rank Group PLC		23,441		43,741
Reckitt Benckiser Group PLC		17,824		1,376,560
Rolls-Royce Holdings PLC		209,414		3,352,675
Saga PLC (a)		9,195		33,846
Savills PLC		6,097		78,220
Shell PLC		27,357		982,732
St James's Place PLC		1,236		21,139
Stolt-Nielsen Ltd.		2,576		88,854
Tesco PLC		90,904		544,902
TP ICAP Group PLC		15,659		58,060
Trainline PLC (a)(b)		10,609		39,892
United Utilities Group PLC		7,479		115,299
Vodafone Group PLC		208,527		241,807
				22,065,529

United States - 2.4%
BeOne Medicines Ltd. (a)		3,500		92,430
Carnival PLC - ADR (a)		6,731		177,968
Coupang, Inc. (a)		42,162		1,357,616
Linde PLC		1,775		843,125
Nexteer Automotive Group Ltd.		29,000		31,728
Philip Morris International, Inc.		10,496		1,702,451
Resolute Forest Products (a)(c)		1,388		0
Seagate Technology Holdings PLC		4,749		1,121,049
STERIS PLC		1,102		272,679
				5,599,046

Uruguay - 0.5%
MercadoLibre, Inc. (a)		450		1,051,623

Vietnam - 0.2%
Vietnam Dairy Products JSC		187,500		425,704
TOTAL COMMON STOCKS (Cost $131,352,476)				185,184,791

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%		Par		Value
BANK-2020, Series 2020-BN30, Class XA, 1.37%, 12/15/2053 (f)(g)		940,897		46,168
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.78%, 09/15/2053 (Callable 10/15/2030) (f)(g)		852,089		40,781
Series 2025-V17, Class A3, 5.07%, 09/15/2058 (Callable 09/15/2030)		250,000		255,485
BX Trust
Series 2021-RISE, Class B, 5.51% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor) (b)		126,799		126,641
Series 2022-LBA6, Class A, 5.15% (1 mo. Term SOFR + 1.00%), 01/15/2039, (1.00% Floor) (b)		200,000		199,875
Series 2024-XL4, Class B, 5.94% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor) (b)		92,804		93,036
Series 2025-ROIC, Class A, 5.29% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor) (b)		199,223		198,787
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 6.29% (1 mo. Term SOFR + 2.14%), 08/15/2039, (2.14% Floor) (b)		140,429		140,824
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030) (f)(g)		623,524		28,657
Computershare Corporate Trust, Series 2021-FCMT, Class A, 5.47% (1 mo. Term SOFR + 1.31%), 05/15/2031, (1.20% Floor) (b)		100,000		99,780
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/2041 (b)(g)		100,000		100,319
DK Trust, Series 2024-SPBX, Class A, 5.65% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor) (b)		175,000		175,437
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 6.04%, 01/15/2041 (b)(g)		100,000		102,458
ELM Trust, Series 2024-ELM, Class B15, 6.20%, 06/10/2039 (b)(g)		100,000		100,908
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.81% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)		484,004		487,462
Series 5481, Class FA, 5.76% (30 day avg SOFR US + 1.40%), 12/25/2054, (1.40% Floor), (6.50% Cap)		80,342		80,584
Series 5483, Class FD, 5.66% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)		143,691		144,167
Series 5583, Class FA, 5.60% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)		100,000		100,254
Series K110, Class X1, 1.76%, 04/25/2030 (Callable 04/25/2030) (f)(g)		465,585		27,832
Series K118, Class X1, 1.04%, 09/25/2030 (Callable 06/25/2030) (f)(g)		982,766		37,924
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030) (f)(g)		2,518,699		33,923
Federal National Mortgage Association
Series 2024-100, Class FD, 5.81% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)		757,607		761,458
Series 2024-86, Class FA, 5.81% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)		41,383		41,554
Series 2024-93, Class FL, 5.81% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)		1,301,306		1,307,921
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 5.96% (1 mo. Term SOFR + 1.81%), 08/15/2039, (1.81% Floor) (b)		150,000		150,235
Great Wolf Trust, Series 2024-WOLF, Class A, 5.69% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor) (b)		150,000		150,455
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)		16,776		16,703
Series 2023-SHIP, Class C, 5.69%, 09/10/2038 (b)(g)		150,000		150,448
Series 2024-FAIR, Class A, 6.07%, 07/15/2029 (b)(g)		225,000		231,654
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 12/25/2034) (b)(g)		74,747		73,699
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 10/25/2025) (b)(g)		46,478		42,980
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 11/25/2028) (b)(g)		44,302		39,980
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 04/25/2027) (b)(g)		81,069		72,749
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 10/25/2025) (b)(g)		7,914		7,376
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 12/25/2040) (b)(g)		85,076		76,274
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 11/25/2036) (b)(g)		57,361		50,695
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 06/25/2048) (b)(g)		160,752		139,032
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 02/25/2040) (b)(g)		66,168		65,240
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039 (b)(g)		250,000		255,516
PRM5 Trust, Series 2025-PRM5, Class B, 4.92%, 03/10/2033 (b)(g)		125,000		124,488
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 08/25/2044) (b)(g)		200,000		124,991
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 01/25/2031) (b)(g)		51,883		44,826
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 11/25/2026) (g)		66,276		57,582
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 10/25/2025) (b)(g)		18		18
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 08/25/2033) (b)(g)		4,657		4,362
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 05/25/2046) (b)(g)		200,000		146,578
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 09/25/2035) (b)(g)		87,422		88,658
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (b)		220,000		195,279
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034 (b)(g)		154,641		156,998
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 04/25/2034) (b)(g)(h)		78,033		68,089
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 07/15/2026) (g)		150,359		146,369
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,673,934)				7,413,509

AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.4%		Shares		Value
Voya VACS Series EMHCD Fund		154		1,642
Voya VACS Series HYB Fund		104,156		1,083,224
Voya VACS Series SC Fund - Class SC		434,375		4,626,099
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $5,730,084)				5,710,965

CORPORATE BONDS - 2.2%		Par		Value
Canada - 0.1%
Bank of Nova Scotia, 2.70%, 08/03/2026		90,000		88,982
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)		93,000		90,622
Nutrien Ltd., 5.95%, 11/07/2025		80,000		79,972
Royal Bank of Canada, 1.20%, 04/27/2026		74,000		72,887
				332,463

Japan - 0.0%(d)
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (b)		71,000		69,702

United Kingdom - 0.2%
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)		200,000		188,743
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)		145,000		138,575
2.20%, 09/02/2030 (Callable 06/02/2030)		42,000		37,615
				364,933

United States - 1.9%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)		57,000		56,492
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)		88,000		78,760
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)		65,000		64,695
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)		86,000		87,951
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)		74,000		69,715
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)		119,000		103,925
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)		246,000		241,107
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)		30,000		29,729
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)		15,000		14,778
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)		144,000		133,569
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034 (Callable 09/15/2033)		2,000		2,146
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (b)		92,000		85,831
2.50%, 01/10/2030 (Callable 10/10/2029) (b)		36,000		33,497
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)		57,000		56,705
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)		79,000		76,909
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)		101,000		94,425
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030) (e)		119,000		104,469
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)		117,000		115,074
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)		52,000		53,243
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)		59,000		55,687
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)		51,000		50,255
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)		82,000		84,250
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)		31,000		30,588
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029) (e)		76,000		75,273
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)		84,000		78,570
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)		123,000		119,935
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)		66,000		64,837
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)		43,000		40,787
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)		16,000		14,123
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)		59,000		53,701
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)		62,000		60,378
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)		38,000		37,851
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)		57,000		56,445
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)		16,000		15,936
Morgan Stanley
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)		21,000		20,842
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)		137,000		134,767
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)		64,000		62,642
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)		36,000		37,525
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)		30,000		26,511
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)		86,000		88,677
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)		7,000		7,086
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)		26,000		23,866
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)		84,000		84,832
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)		56,000		56,230
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)		89,000		87,372
2.95%, 04/01/2030 (Callable 01/01/2030)		172,000		161,758
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)		104,000		103,067
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/31/2025)		82,000		82,034
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)		54,000		51,349
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 10/03/2025)		82,000		82,001
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)		92,000		90,715
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)		98,000		92,500
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)		46,000		46,309
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)		90,000		89,254
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)		61,000		60,256
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)		59,000		56,068
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 10/11/2025)		97,000		96,234
2.05%, 02/15/2028 (Callable 12/15/2027)		18,000		17,161
3.38%, 04/15/2029 (Callable 10/11/2025)		14,000		13,551
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)		30,000		30,188
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)		130,000		114,006
4.78%, 02/15/2035 (Callable 11/15/2034)		55,000		54,141
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)		50,000		43,809
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)		86,000		83,885
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)		58,000		53,740
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)		53,000		53,968
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)		20,000		19,822
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027) (e)		16,000		15,860
				4,483,662
TOTAL CORPORATE BONDS (Cost $5,372,075)				5,250,760

COLLATERALIZED LOAN OBLIGATIONS - 1.5%		Par		Value
ARES CLO, Series 2022-65A, Class A1R, 5.28% (3 mo. Term SOFR + 1.12%), 07/25/2034, (1.12% Floor) (Callable 07/25/2026) (b)		250,000		250,750
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 5.34% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 04/20/2026) (b)		250,000		250,154
Benefit Street Partners CLO Ltd., Series 2020-21A, Class A1R, 5.75% (3 mo. Term SOFR + 1.43%), 10/15/2034, (1.17% Floor) (Callable 10/15/2025) (b)		250,000		250,394
CBAM Ltd., Series 2017-1A, Class AR2, 5.72% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027) (b)		250,000		250,982
CIFC Funding Ltd., Series 2022-4A, Class AR, 5.37% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026) (b)		250,000		250,900
Empower CLO Ltd., Series 2025-1A, Class A, 5.64% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027) (b)		250,000		251,164
Invesco CLO Ltd., Series 2021-3A, Class A1R, 5.23% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (b)		260,000		260,560
Neuberger Berman CLO Ltd., Series 2022-47A, Class AR, 0.00% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (b)(i)		250,000		249,658
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.68% (3 mo. Term SOFR + 1.36%), 01/15/2038, (1.36% Floor) (Callable 10/15/2026) (b)		400,000		401,769
OZLM Ltd., Series 2016-15A, Class A1R3, 5.33% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026) (b)		250,000		250,063
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A1AR, 5.34% (3 mo. Term SOFR + 1.11%), 01/20/2034, (1.11% Floor) (Callable 04/20/2026) (b)		250,000		250,012
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.60% (3 mo. Term SOFR + 1.28%), 10/13/2032, (1.02% Floor) (Callable 10/13/2025) (b)		261,132		261,383

AB BSL CLO Ltd., Series 2023-4A, Class A1R, 5.63% (3 mo. Term SOFR + 1.30%), 04/20/2038, (1.30% Floor) (Callable 04/20/2027) (b)		250,000		250,800
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,420,332)				3,428,589

ASSET-BACKED SECURITIES - 1.2%		Par		Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027		53,892		52,735
Series 2016-1, 3.58%, 01/15/2028		4,004		3,913
Series 2016-2, 3.20%, 06/15/2028		23,673		22,873
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 06/15/2027)		150,000		153,023
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)		300,000		303,324
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 10/25/2025) (b)(g)		173,119		148,099
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (b)		52,360		48,403
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/17/2029)		150,000		150,631
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034		101,837		88,476
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (Callable 03/15/2029) (b)		100,000		100,464
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 04/15/2027)		150,000		153,812
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028) (b)		75,198		67,121
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 09/20/2036) (b)		157,290		133,887
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029) (b)		188,567		177,889
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (b)		56,673		47,039
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 04/15/2028) (b)		54,896		51,244
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 03/15/2028) (b)		46,634		44,174
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 01/15/2029) (b)		36,797		33,775
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032) (b)		96,023		89,938
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033) (b)		135,254		138,599
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 10/10/2025) (b)		23,300		22,609
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 09/15/2027)		122,402		123,000
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 10/15/2027)		100,000		100,936
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054 (b)		109,086		103,274
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 03/25/2028) (b)		100,000		101,142
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 01/25/2026) (b)		3,274		3,268
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (b)		185,336		163,512
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (b)		154,404		142,819
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 11/15/2027)		100,000		100,982
TOTAL ASSET-BACKED SECURITIES (Cost $2,963,884)				2,870,961

REAL ESTATE INVESTMENT TRUSTS - 0.9%		Shares		Value
Australia - 0.0%(d)
Dexus Industria REIT		8,379		15,863
Ingenia Communities Group		5,737		20,678
Region Group		55,812		88,416
				124,957

Canada - 0.1%
Primaris Real Estate Investment Trust		13,410		147,715
Slate Grocery REIT		10,124		105,481
				253,196

Hong Kong - 0.0%(d)
Link REIT		3,000		15,431

India - 0.1%
Brookfield India Real Estate Trust (b)		17,328		67,027
Mindspace Business Parks REIT (b)		13,941		71,405
				138,432

Japan - 0.3%
Global One Real Estate Investment Corp.		291		281,382
Japan Excellent, Inc.		112		109,964
KDX Realty Investment Corp.		115		130,970
Sekisui House Reit, Inc.		260		139,943
				662,259

Malaysia - 0.1%
Pavilion Real Estate Investment Trust		317,300		137,269
Sunway Real Estate Investment Trust		45,200		22,560
				159,829

Mexico - 0.0%(d)
Fibra Uno Administracion SAB de CV		19,100		28,326

Netherlands - 0.0%(d)
Wereldhave NV		3,258		72,846

Philippines - 0.1%
AREIT, Inc.		217,300		160,356

Saudi Arabia - 0.0%(d)
Al Rajhi REIT		7,922		17,585

Singapore - 0.1%
AIMS APAC REIT		19,000		20,032
CapitaLand Ascendas REIT		5,500		11,924
Digital Core REIT Management Pte Ltd.		81,300		38,645
ESR-REIT (a)		62,580		135,924
				206,525

South Africa - 0.0%(d)
Redefine Properties Ltd.		296,072		85,259
Vukile Property Fund Ltd.		21,387		25,698
				110,957

Turkey - 0.1%
Reysas Gayrimenkul Yatirim Ortakligi AS (a)		269,822		129,498
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,747,540)				2,080,197

PREFERRED STOCKS - 0.6%		Shares		Value
Brazil - 0.4%
Banco Bradesco SA		34,100		113,533
Cia De Sanena Do Parana		44,200		59,877
Cia Energetica de Minas Gerais		202,270		421,471
Itau Unibanco Holding SA		54,283		398,077
				992,958

Colombia - 0.1%
Grupo Cibest SA		2,992		38,968
Grupo de Inversiones Suramericana SA		13,397		121,310
				160,278

Germany - 0.0%(d)
Draegerwerk AG & Co. KGaA		328		24,317
Volkswagen AG		97		10,491
				34,808

Russia - 0.0%(d)
Surgutneftegas PAO (a)(c)		270,800		0

South Korea - 0.1%
Samsung Electronics Co. Ltd.		3,491		165,967
TOTAL PREFERRED STOCKS (Cost $1,181,064)				1,354,011

U.S. TREASURY SECURITIES - 0.5%		Par		Value
United States Treasury Note/Bond
0.25%, 10/31/2025		26,000		25,913
4.13%, 06/15/2026		53,700		53,820
0.88%, 09/30/2026		103,800		100,929
1.25%, 11/30/2026		8,800		8,554
1.50%, 01/31/2027		8,300		8,065
2.75%, 04/30/2027		400		394
3.75%, 04/30/2027		45,600		45,666
3.88%, 05/31/2027		143,700		144,200
4.63%, 06/15/2027		2,000		2,032
3.25%, 06/30/2027		1,100		1,093
3.75%, 05/15/2028		23,900		23,977
3.88%, 07/15/2028		56,300		56,667
3.88%, 06/30/2030		81,600		82,104
1.63%, 05/15/2031		126,700		112,798
4.00%, 06/30/2032		124,700		125,362
2.75%, 08/15/2032		8,100		7,530
4.13%, 11/15/2032		62,200		62,917
4.25%, 05/15/2035		138,000		139,299
4.63%, 02/15/2055		60,000		58,973
TOTAL U.S. TREASURY SECURITIES (Cost $1,070,597)				1,060,293

TOTAL INVESTMENTS - 91.5% (Cost $160,511,986)				$214,354,076
Money Market Deposit Account - 5.5% (j)(k)				12,893,396
Other Assets in Excess of Liabilities - 3.0%			0.03022	7,082,608
TOTAL NET ASSETS - 100.0%	0.0%	0.0%		$234,330,080
two				–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.				–%

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $13,283,475 or 5.7% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $79,484 or 0.0% of net assets as of September 30, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $118,710.
(f)	Interest only security.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(i)	Zero coupon bonds make no periodic interest payments.
(j)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.99%.

(k)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025 is $120,594 which represented 0.1% of net assets.

Wilshire International Equity Fund
Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	5	12/19/2025	$575,391	$2,879
				$2,879
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(3)	12/19/2025	$337,500	$(991)
U.S. Treasury 2 Year Notes	(18)	12/31/2025	3,751,172	528
U.S. Treasury 5 Year Note	(11)	12/31/2025	1,201,149	151
U.S. Treasury Long Bonds	(7)	12/19/2025	816,156	(14,999)
U.S. Treasury Ultra Bonds	(4)	12/19/2025	480,250	(11,322)
				$(26,633)
Net Unrealized Appreciation (Depreciation)		$ –	$–	$(23,754)

Wilshire International Equity Fund
Schedule of Total Return Swap Contracts
September 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Total Return Index	Goldman Sachs	Receive	EFFR + 0.50%	Monthly	02/27/2026	$27,528,735	$4,346,603
MSCI Emerging Markets Total Return Index	Morgan Stanley	Receive	EFFR + 0.50%	At Maturity	02/27/2026	12,529,430	2,216,339
Net Unrealized Appreciation (Depreciation)						0	$6,562,942

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2025.

EFFR - Effective Federal Funds Rate was 4.09% as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Wilshire International Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$33,699,380	$151,405,927	$79,484		$185,184,791
Collateralized Mortgage Obligations	–	7,413,509	–		7,413,509
Affiliated Registered Investment Companies	5,710,965	–	–		5,710,965
Corporate Bonds	–	5,250,760	–		5,250,760
Collateralized Loan Obligations	–	3,428,589	–		3,428,589
Asset-Backed Securities	–	2,870,961	–		2,870,961
Real Estate Investment Trusts	281,523	1,798,674	–		2,080,197
Preferred Stocks	1,153,237	200,774	0	(a)	1,354,011
U.S. Treasury Securities	–	1,060,293	–		1,060,293
Total Investments	$40,845,105	$173,429,487	$79,484		$214,354,076

Other Financial Instruments:
Total Return Swaps*	$–	$6,562,942	$–		$6,562,942
Futures Contracts*	3,558	–	–		3,558
Total Other Financial Instruments	$3,558	$6,562,942	$–		$6,566,500

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(27,312)	$–	$–		$(27,312)
Total Other Financial Instruments	$(27,312)	$–	$–		$(27,312)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025. (a) Includes securities that have been fair valued at $0.

Refer to the Schedule of Investments for further disaggregation of investment categories.